Offerings	Jul. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of 8.375% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	25
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310
Offering Note
(1)
The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”). In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement
No. 333-269263
filed on January 17, 2023.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	8.375% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Amount Registered | shares	100,000
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”). In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement
No. 333-269263
filed on January 17, 2023.

(2)
See footnote 1. No separate consideration will be payable in respect of shares of 8.375% Fixed Rate
Non-Cumulative
Perpetual Preferred Stock, Series A, which are issued in connection with this offering.